ANNUAL REPORT, December 31, 2002

FBR FUND FOR TAX-FREE INVESTORS, INC.

4922 Fairmont Avenue, Bethesda, MD 20814

800.622.1386            301.657.1510

January 21, 2003

Dear Shareholders,

The concept of the “perfect storm” usually denotes disaster and destruction. However, these confluences of events can also bring beneficial rain to others. The municipal bond markets received torrential rain in 2002! Economic pessimism, corporate malfeasance, geopolitical risks and corporate downgrades were just a few of the storm fronts that led to a third consecutive year of near historic declines in equity markets and corresponding gains in fixed income markets. The municipal bond market saw yields descend to their lowest levels in a decade, the yield spread (two year vs. 30 year) rose to record levels, and issuance of municipal bonds rose to historic levels. In anticipation of these events, the average maturity had been extended, thereby resulting in improved performance. Detailed performance information follows.

FBR TAX-FREE MONEY MARKET PORTFOLIO

The FBR Tax-Free Money Market Portfolio invests in high-quality, tax-exempt municipal bonds with maturities of less than 397 days, and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Money Market Portfolio had annualized net investment income of 0.93% of average net assets for the twelve months ended December 31, 2002. The Portfolio’s average maturity on December 31, 2002 was 37 days.

FBR MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

As of December 31, 2002, FBR Maryland Tax-Free Portfolio’s net assets were $42.3 million. The Maryland Portfolio had over 80% of its assets invested in securities rated either AAA or AA. For the twelve months ended December 31, 2002, the Maryland Portfolio had a total return of 8.01%. The Maryland Portfolio’s average duration on December 31, 2002 was 9.01 years. For the twelve months ended December 31, 2002, the FBR Virginia Tax-Free Portfolio had a total return of 9.25%, with net assets of $32.4 million. The Virginia Portfolio had over 91% of its assets invested in securities rated either AAA or AA. The Virginia Portfolio’s average duration on December 31, 2002 was 8.93 years.

OUTLOOK

The strength of the municipal markets in 2002 was accompanied by a great deal of volatility. We expect this volatility to continue given the uncertainty of a potential war with Iraq, continued debate over the strength of economic recovery and continued high level of municipal issuance driven by state budget shortfalls. We believe that the fundamentals for a moderate economic recovery are in place and that we might expect rates to begin to rise in the mid to latter part of 2003. We believe that the steep yield curve will revert to a flatter structure with short-term rates rising more than long-term rates. The Funds will continue to be managed equally weighted to their benchmark with the anticipation of shortening the average lives of the portfolios when we see evidence of a prolonged rise in interest rates.

The three Portfolios of FBR Fund for Tax-Free Investors, Inc. adhere to a conservative investment strategy. We continue to enhance performance by carefully managing maturity ranges, coupons, call features and credit quality. We appreciate the confidence you have exhibited by investing in the Funds and look forward to continuing to serve your investment needs.

Sincerely,

Craig A. Pernick

Vice President, Asset Management, Inc.

Sub-adviser of FBR Fund for Tax-Free Investors, Inc.

*TOTAL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown assume reinvestment of distributions. The Index is unmanaged and unlike the Funds has no management fees or operating cost that reduce reported returns. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The graph assumes a hypothetical investment of $10,000 initial investment in each Fund and reflects all Fund expenses and reinvestment of distributions.

Investment in the FBR Tax-Free Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Some income earned in the FBR Fund for Tax-Free Investors, Inc. may be subject to the federal alternative minimum tax. Income earned by non-Maryland or non-Virginian residents will be subject to applicable state and local taxes.

For more complete information about the Funds, including fees and expenses, call 800.343.3355 for a free prospectus. Investing in the Funds involves certain risks that are fully discussed in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO

December 31, 2002

	Face Value	Value (Note 1)
Arizona 8.4%
Phoenix, AZ
Industrial Development Authority
Floating Rate Notes
1.6%, 1/1/03† VMIG1	$460,000	$460,000
University of Arizona
Student Union Bookstore
Floating Rate Notes
1.6%, 1/1/03† VMIG1	1,000,000	1,000,000

State Total		1,460,000

California 2.3%
Contra Costa, CA
Water Revenue
6%, 1/21/03^AAA	400,000	408,000

Colorado 2.9%
Colorado Educational and
Cultural Facilities
Rocky Mountain Shambhala
Center, Floating Rate Notes
1.6%, 1/2/03† A1+	500,000	500,000

Connecticut 5.7%
Connecticut State Housing
Financial Authority
Floating Rate Notes
1.5%, 1/2/03† VMIG1	500,000	500,000
Connecticut State Health and
Educational Facility
Floating Rate Notes
1.4%, 1/1/03† VMIG1	500,000	500,000

State Total		1,000,000

Florida 3.4%
Palm Beach County, FL
Community Fundation
Floating Rate Notes
1.55%, 1/1/03† A1+	300,000	300,000
Jacksonville, FL
Capital Project
Floating Rate Notes, Series 2
1.55%, 1/1/03† A1+	300,000	300,000

State Total		600,000

	Face Value	Value (Note 1)
Iowa 4.0%
Iowa Finance Authority
Hospital Facility Revenue
Floating Rate Notes, Series B
1.6%, 1/1/03† VMIG1	$700,000	$700,000

Kentucky 2.9%
Ashland Kentucky Pollution Control
Ashland Oil, Inc. Project
1.5%, 1/2/03† Aa3	500,000	500,000

Maryland 13.5%
Community Development
MD Multi-Family; Avalon
Ridge Apartments Project
Floating Rate Notes
1.55%, 1/2/03† Aaa	600,000	600,000
Howard County, MD
Multi-Family Housing; Avalon
Meadows Project
Floating Rate Notes
1.55%, 1/1/03† AAA	700,000	700,000
Maryland Health and Higher Education
North Arundel Hospital
Floating Rate Notes
1.55%, 1/2/03† VMIG1	250,000	250,000
North East Maryland Waste
Disposal Authority
Floating Rate Notes
1.35%, 1/1/03† VMIG1	300,000	300,000
University of Maryland
Revolving Equipment Loan
Floating Rate Notes, Series B
1.45%, 1/1/03† AA+	500,000	500,000

State Total		2,350,000

Michigan 2.9%
Michigan State University
General Obligation, Series A
Floating Rate Notes
1.55%, 1/1/03† VMIG1	500,000	500,000

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

December 31, 2002

	Face Value	Value (Note 1)
Minnesota 4.0%
Minneapolis, MN
Convention Center
Floating Rate Notes
1.65%, 1/2/03† VMIG1	$200,000	$200,000
Minnesota State
Higher Education
Supplemental Student Loan
Floating Rate Notes
1.65%, 1/2/03† VMIG1	500,000	500,000

State Total		700,000

Missouri 7.2%
Missouri State Health and
Educational Facilities
Christian Health Services, Series A
1.6%, 1/1/03† A1+	1,260,000	1,260,000

New Jersey 6.0%
Mount Laurel, NJ
Municipal Utility System
Series A
5.55%, 1/1/04 AAA	50,000	51,280
New Jersey Health Care Facility
Financing Authority Revenue
1.5%, 1/2/03† VMIG1	1,000,000	1,000,000

State Total		1,051,280

New York 5.8%
Highland Falls, Fort Montgomery
Series A
3%, 8/1/03 Aaa	100,000	100,656
New York, NY
Municipal Water and Sewer Series C
1.65%, 1/1/03† AAA	200,000	200,000
New York, NY
Municipal Water and Sewer Series G
1.7%, 1/1/03† VMIG1	700,000	700,000

State Total		1,000,656

	Face Value	Value (Note 1)
North Carolina 7.2%
Mecklenburg County, NC
General Obligations
Public Improvement
Floating Rate Notes, Series C
1.5%, 1/1/03† AAA.	$600,000	$600,000
North Carolina Medical Care
Community Hospital
Pooled Financing Project
Floating Rate Notes, Series A
1.7%, 1/1/03† Aa1	150,000	150,000
Winston-Salem, NC
Floating Rate Notes
1.55%, 1/2/03† VMIG1	500,000	500,000

State Total		1,250,000

Pennsylvania 9.4%
Philadelphia, PA
Hospitals and Higher Education
Series A-3
1.65%, 1/2/03† A1	630,000	630,000
Philadelphia, PA
School District Tax and Revenue
2.75%, 6/30/03 MIG1	500,000	503,045
Washington County, PA
Industrial Development Authority Pollution Control
4.95%, 3/1/03 AAA	500,000	503,430

State Total		1,636,475

Puerto Rico 5.8%
Puerto Rico Commonwealth
Tax and Revenue
2.5%, 7/30/03 MIG1	1,000,000	1,005,817

Virginia 5.5%
Chesapeake, VA
Hospital Facility Revenue
Floating Rate Notes
1.65%, 1/1/03† AA-	100,000	100,000
Chesterfield County, VA
Industrial Development
Floating Rate Notes
1.55%, 1/2/03† AA-	50,000	50,000

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MONEY MARKET PORTFOLIO (continued)

December 31, 2002

	Face Value	Value (Note 1)
Virginia (continued)
Harrisonburg, VA
Redevelopment and Housing Authority, Series A
Floating Rate Notes
1.6%, 1/2/03† AA-	$500,000	$500,000
Richmond, VA
General Obligation
4.25%, 5/15/03 AA	300,000	301,500

Total		951,500

Wisconsin 1.2%
Wisconsin State
General Obligation Series C
6%, 5/1/03^ AA	200,000	202,457

Total Investments 98.1%
(Amortized Cost $17,076,185*)		17,076,185

Other Assets Less Liabilities 1.9%		336,104

Net Assets 100.0%		$17,412,289

Net Asset Value Per Share
(Based on 17,412,289 Shares Outstanding)		$1.00

Net Assets Consist of:
Paid-in Capital		$17,412,289

Net Assets		$17,412,289

†	Variable Rate Demand Note. Date represents next rate adjustment.
^	Date represents pre-refunded date.
*	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.
STATEMENT OF NET ASSETS
VIRGINIA PORTFOLIO

December 31, 2002

	Face Value	Value (Note 1)
Arlington County General
Obligation
6%, 8/1/04^ AAA	$ 500,000	$ 547,010
5.375%, 12/1/16 AAA	1,000,000	1,080,910
Arlington County Industrial
Development - Hospital Revenue
5.5%, 7/1/17 A2	500,000	526,250
Arlington County Industrial
Development - Multi-Family Housing
Arna Valley View Apartments
4.85%, 6/1/12 Aaa	350,000	362,827
Colonial Village Apartments
5.15%, 11/1/31 AAA	1,000,000	1,015,690
Brunswick County Industrial
Development Authority
Lease Revenue
5.5%, 7/1/17 AAA	1,000,000	1,069,500
Chesterfield County
Industrial Development
Real Estate, Series A
1.55%, 1/2/03† AA-	50,000	50,000
Fairfax County
Economic Development Authority
Lease Revenue
5.5%, 5/15/18 AA+	1,000,000	1,058,010
Fairfax County Industrial
Development Authority Revenue
Inova Health System Hospitals
5.25%, 8/15/19 AA	650,000	689,241
Fairfax County
Public Improvement, Series B
5.125%, 12/1/20 AAA	500,000	530,775
Fairfax County Water
Authority Revenue
5.8%, 1/1/16 AAA	805,000	926,941
5%, 4/1/16 AAA	400,000	420,232
6%, 4/1/22 AAA	630,000	699,445
Frederick County Industrial Development Authority Lease Revenue

Government Complex Facilities
5%, 12/1/14 Aaa	705,000	781,641
	Face Value	Value (Note 1)
Hampton Roads
Regional Jail Authority
Series A
5.5%, 7/1/24 AAA	$300,000	$316,011
Hanover County
General Obligation
5.4%, 7/15/16 AA	1,000,000	1,074,890
Henrico County Industrial Development Authority Revenue, Regional Jail

7.125%, 8/1/05^ AA	250,000	290,540
Leesburg, VA Public Improvement
General Obligation
5.5%, 6/1/05^ AAA	500,000	557,425
Loudoun County
General Obligation, Series B
5.25%, 12/1/14 AA+	1,000,000	1,136,510
Metropolitan Washington DC
Airport System, Series A
5.75%, 10/1/11 AAA	1,000,000	1,075,600
5.375%, 10/1/18 AAA	245,000	259,443
5.375%, 10/1/19 AAA	85,000	88,990
Montgomery County Industrial
Development Authority, Series C
5.125%, 1/15/19 AAA	500,000	525,380
Newport News, VA
General Obligation
5.75%, 1/15/17 AA	750,000	832,440
5%, 3/1/18 AA	500,000	527,540
Norfolk, VA Capital Improvement
General Obligation, Series 1995
5.75%, 6/1/13 AAA	500,000	555,540
Norfolk, VA Water Revenue
5.75%, 11/1/12 AAA	500,000	558,385
5.875%, 11/1/15 AAA	500,000	559,790
Portsmouth, VA Redevelopment and Multi-Family Housing Authority Revenue
6.05%, 12/1/08 AAA	500,000	529,815
Prince William County Park
Authority Revenue
6.875%, 10/15/04^ NR	500,000	557,095
Prince William County
Water and Sewer System
5.5%, 7/1/19 AAA	500,000	538,285

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

VIRGINIA PORTFOLIO (continued)

December 31, 2002

	Face Value	Value (Note 1)
Puerto Rico Public Buildings Authority Revenue
Government Facilities, Series G
5.25%, 7/1/13 A-	$200,000	$217,182
Richmond, VA Public Utilities
Revenue, Series A
5.25%, 1/15/18 A+	1,000,000	1,058,640
Richmond, VA Refunding and
Improvement General Obligation,
Series A
5.125%, 1/15/16 AAA	500,000	535,085
Riverside, VA Regulatory Jail Authority
6%, 7/1/25 AAA	140,000	154,444
Southeastern Public Servicing Authority, Series B
5%, 7/1/15 AAA	1,000,000	1,099,380
Upper Occoquan Sewer Authority
Revenue, Series A
5.15%, 7/1/20 AAA	500,000	547,995
Virginia Beach, VA
General Obligation
5%, 8/1/17 AA+	1,075,000	1,137,490
Virginia Commonwealth
Transportation Revenue
5.5%, 5/15/13 AA+.	250,000	277,395
Virginia Housing Development
Authority Revenue,
Series B, C, D, H, L & X
4.65%, 11/1/07 AA+	500,000	525,050
5.35%, 2/1/09 AA+	100,000	107,935
5.25%, 11/1/10 AA+	80,000	85,175
5.95%, 7/1/13 AA+	500,000	524,615
5.1%, 7/1/14 AA+	1,000,000	1,036,230
4.2%, 7/1/14 AA+	520,000	508,404
5.75, 1/1/19 AAA	1,000,000	1,033,450

	Face Value	Value (Note 1)
Virginia Port Authority Commonwealth Revenue
5.9%, 7/1/16 AA+	$500,000	$536,670
Virginia Public School Authority
Revenue, Series A
6.2%, 8/1/13 AA	320,000	347,699
5%, 8/1/18 AA+	750,000	785,655
Virginia Resource Authority
Water & Sewer Revenue
6.75%, 10/1/04^ NR	240,000	262,157
Virginia State
General Obligation
5.25%, 6/1/19 AAA	750,000	797,602
Winchester, VA
Public Improvement
5.625%, 6/1/18 AA	350,000	386,393

Total Investments 97.9%
(Amortized Cost $29,432,423*) .		31,706,797
Other Assets Less Liabilities 2.1%		666,638

Net Assets 100.0%		$32,373,435

Net Asset Value Per Share
(Based on 2,794,264 Shares Outstanding)		$11.59

Net Assets Consist of:
Paid-in Capital		$30,184,775
Accumulated Net Realized Loss on Investments		(85,714)
Net Unrealized Appreciation of Investments		2,274,374

Net Assets		$32,373,435

†	Variable Rate Demand Note. Date represents next rate adjustment.
^	Date represents pre-refunded date.
NR	Not Rated
*	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO

December 31, 2002

	Face Value	Value (Note 1)
Anne Arundel County
Pollution Control Revenue
Baltimore Gas & Electric Co. Project
6%, 4/1/24 A	$1,230,000	$1,268,794
Anne Arundel County Solid
Waste Project General Obligation
5.5%, 9/1/15 AA+	500,000	534,960
Anne Arundel County Water and
Sewer General Obligation
6.3%, 8/1/05^ AA+	1,225,000	1,386,443
6.2%, 8/1/05^ AA+	725,000	818,721
Baltimore County
General Obligation
5.5%, 6/1/12 AAA	700,000	791,938
5%, 6/1/19 AAA	335,000	353,546
Baltimore, MD
General Obligation
Series A&C
5.5%, 10/15/10 AAA	1,000,000	1,124,050
5.5%, 10/15/15 AAA	500,000	579,780
Baltimore, MD Port Facility Revenue
6.5%, 12/1/10 AA-	400,000	413,864
Baltimore, MD Wastewater
Project Series A
6%, 7/1/15 AAA	500,000	602,935
5.125%, 7/1/42 AAA	500,000	509,345
Carroll County General
Obligation
6.5%, 10/1/24 AA	225,000	246,775
Frederick County Public
Facilities General Obligation
5.25%, 7/1/17 AA	300,000	324,378
Frederick (City of), MD
General Obligation
6%, 10/1/11 AAA	300,000	329,712
Howard County Public
Improvement General Obligation
6%, 5/15/03^ AAA	500,000	508,820
5.5%, 2/15/04^ AAA	500,000	528,530
5.5%, 2/15/19 AAA	500,000	540,670

	Face Value	Value (Note 1)
Howard County Special Facilities
Revenue
6.1%, 2/15/13 AA-	$500,000	$540,485
Maryland Community
Development Administration
Revenue, Series 2, A, B, E
5.15%, 3/1/08 Aa2	500,000	534,430
5%, 4/1/17 Aa2	500,000	505,345
5.7%, 9/1/17 Aa2	360,000	373,673
5.5%, 5/15/21 Aa3	250,000	256,978
5%, 6/1/21 Aaa	275,000	284,347
5.375%, 9/1/22 Aa2	300,000	304,581
5.3%, 5/15/22 Aa3	265,000	274,474
Maryland Industrial Development
Revenue, Series 1-11
7.125%, 7/1/06 A-	75,000	75,341
Maryland Stadium Authority
Convention Center Expansion
5.875%, 12/15/13 AAA	1,000,000	1,095,900
Ocean City Convention Center
5.375%, 12/15/15 AA+	500,000	537,915
Sports Lease Revenue
5.55%, 3/1/13 AAA	500,000	549,920
Maryland State Economic Development
Department of Transportation Headquarters
5.375%, 6/1/19 AA+	750,000	809,137
Morgan State University, Series A
6%, 7/1/22 Baa3	500,000	500,405
Maryland State
Health and Higher Education
Board of Child Care
4.75%, 7/1/14 A	400,000	417,204
Bullis Tennis Training Center
5.25%, 7/1/25 AAA	305,000	318,823
Frederick Memorial Hospital
5.25%, 7/1/13 AAA	500,000	562,980
Good Samaritan Hospital
5.7%, 7/1/09 A1	500,000	579,990

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

December 31, 2002

	Face Value	Value (Note 1)
Maryland State Health and Higher Education (continued)
Greater Baltimore Medical Center
5%, 7/1/20 A+	$250,000	$251,092
Hebrew Home of Greater Washington
5.8%, 1/1/32 BBB+	1,000,000	1,014,990
5.6%, 1/1/20 BBB+	250,000	254,680
Helix Health
5%, 7/1/27 AAA	1,500,000	1,552,050
Johns Hopkins
6%, 7/1/09^ AA	1,000,000	1,192,350
5%, 5/15/26 AA-	900,000	904,419
Loyola College
5.5%, 10/1/16 AAA	1,205,000	1,296,592
Maryland General Hospital
6.125%, 7/1/14 AAA	500,000	540,220
6.125%, 7/1/19 AAA	500,000	540,220
Maryland State Transportation Authority BWI Airport
5.25%, 3/1/12 AAA	500,000	553,325
Maryland Water Quality Finance
Administration Revenue, Series A
6%, 9/1/15 AA	1,000,000	1,066,540
Montgomery County
Economic Development
Trinity Health Group
5.125%, 12/1/22 AA-	600,000	605,094
Montgomery County Housing Opportunity
Management Revenue, Series B
6.65%, 7/1/17 Aa2	120,000	124,610
Multifamily Management, Series A
7%, 7/1/23 A3	250,000	253,000
Montgomery County
General Obligation, Series A
5.25%, 10/1/12 AAA	250,000	285,425
5%, 5/1/17 AAA	475,000	507,310
5%, 5/1/19 AAA	500,000	528,330
Montgomery County Solid Waste
Disposal Authority Revenue
5.875%, 6/1/13 AAA	250,000	258,945

	Face Value	Value (Note 1)
North East Maryland Waste
Disposal Authority Revenue
6%, 7/1/06 A2	$250,000	$276,483
6.2%, 7/1/10 A2	500,000	518,510
6.3%, 7/1/16 A2	1,000,000	1,032,690
Prince George’s County
Construction Public Improvement
5.5%, 10/1/10 AAA	100,000	114,188
Prince George’s County
General Obligation, Series A
5.25%, 3/15/15 AAA	1,000,000	1,062,530
Prince George’s County Housing
Authority Revenue
GNMA Stevenson Apartments
6.35%, 7/20/20 AAA	700,000	714,308
FHLMC/FNMA/GNMA Collateral, Series A
3.5%, 12/1/33 AAA	250,000	255,095
Prince George’s County Pollution Control Revenue
Potomac Electric Project
5.75%, 3/15/10 A	1,250,000	1,404,788
Puerto Rico Public Buildings Authority Revenue
Government Facilities, Series G
5.25%, 7/1/13 A-	340,000	369,209
St. Mary's County General
Obligation
5.85%, 11/1/18 AAA	500,000	526,195
University of Maryland System
Auxiliary Revenue
5.6%, 4/1/06^ AA+	1,000,000	1,128,680
5.125%, 4/1/15 AA+	250,000	263,847
5.6%, 4/1/16 AA+	1,000,000	1,089,110
5%, 4/1/18 AA+	265,000	275,155
Washington, DC Metropolitan
Area Transportation Authority
Revenue
6%, 7/1/10 AAA	300,000	353,400
Washington Suburban Sanitary
District General Obligation
5%, 6/1/23 AAA	1,000,000	1,030,010

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENT OF NET ASSETS

MARYLAND PORTFOLIO (continued)

December 31, 2002

Total Investments 98.1%
(Amortized Cost $38,718,328*)	$41,528,579
Other Assets Less Liabilities 1.9%	785,694

Net Assets 100.0%	$42,314,273

Net Asset Value Per Share
(Based on 3,742,809 Shares Outstanding)	$11.31

Net Assets Consist of:
Paid-in Capital	$39,513,498
Accumulated Net Realized Loss on Investments	(9,476)
Net Unrealized Appreciation of Investments	2,810,251

Net Assets	$42,314,273

^	Date represents pre-refunded date.
*	Same cost is used for Federal income tax purposes.

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2002

	Money Market Portfolio	Virginia Portfolio	Maryland Portfolio
Interest Income (Note 1)	$358,129	$1,557,864	$2,140,810

Expenses
Investment Advisory Fee (Note 2)	105,644	194,121	258,272
Administrative Fee (Note 2)	55,004	93,178	124,005
Other Fees	—	19	—

Total Expenses	160,648	287,318	382,277

Net Investment Income	197,481	1,270,546	1,758,533

Net Realized Gain on Investment Transactions	—	61,994	63,027
Change in Net Unrealized Appreciation of Investments	—	1,385,499	1,328,574

Net Gain on Investments	—	1,447,493	1,391,601

Net Increase in Net Assets Resulting from Operations	$197,481	$2,718,039	$3,150,134

See Notes to Financial Statements

FBR FUND FOR TAX-FREE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Money Market Portfolio		Virginia Portfolio		Maryland Portfolio
	2002	2001	2002	2001	2002	2001
FROM INVESTMENT ACTIVITIES
Net Investment Income	$197,481	$477,137	$1,270,546	$1,300,858	$1,758,533	$1,752,540
Net Realized Gain on Investment Transactions	—	—	61,994	134,992	63,027	119,353
Change in Net Unrealized Appreciation of Investments	—	—	1,385,499	(340,212)	1,328,574	(143,628)

Net Increase in Net Assets Resulting from Operations	197,481	477,137	2,718,039	1,095,638	3,150,134	1,728,265

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income (Note 1)	(197,481)	(477,137)	(1,270,546)	(1,300,858)	(1,758,533)	(1,752,540)
From Net Realized Gain	—	—	—	—	(20,055)	—

Total Distributions to Shareholders	(197,481)	(477,137)	(1,270,546)	(1,300,858)	(1,778,588)	(1,752,540)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	28,981,830	28,481,371	4,035,219	5,223,981	7,124,546	3,628,830
Reinvestment of Distributions	185,779	454,298	1,068,593	1,074,277	1,488,843	1,472,582
Cost of Shares Redeemed	(32,131,429)	(28,158,345)	(4,406,998)	(4,762,313)	(7,627,875)	(4,620,137)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(2,963,820)	777,324	696,814	1,535,945	985,514	481,275

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,963,820)	777,324	2,144,307	1,330,725	2,357,060	457,000
NET ASSETS - Beginning of Year	20,376,109	19,598,785	30,229,128	28,898,403	39,957,213	39,500,213

NET ASSETS - End of Year	$17,412,289	$20,376,109	$32,373,435	$30,229,128	$42,314,273	$39,957,213

SHARES
Sold	28,981,830	28,481,371	354,693	465,918	638,673	328,313
Issued in Reinvestment of Distributions	185,779	454,298	93,949	96,017	133,367	133,638
Redeemed	(32,131,429)	(28,158,345)	(389,468)	(423,711)	(684,861)	(418,985)

Net Increase (Decrease) in Shares	(2,963,820)	777,324	59,174	138,224	87,179	42,966

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Money Market Portfolio

	For the Years Ended December 31,
	2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.01	0.02	0.03	0.02	0.03

Distributions to Shareholders:
From Net Investment Income	(0.01)	(0.02)	(0.03)	(0.02)	(0.03)

Net Asset Value - End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.94%	2.13%	3.12%	2.50%	2.73%

Ratios to Average Net Assets:
Expenses	0.76%	0.75%	0.75%	0.75%	0.75%
Net Investment Income	0.93%	2.06%	3.07%	2.47%	2.70%

Supplementary Data:
Net Assets at End of Year (in thousands)	$17,412	$20,376	$19,599	$17,475	$19,783
Number of Shares Outstanding at End of Year (in thousands)	17,412	20,376	19,599	17,475	19,783

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.
FINANCIAL HIGHLIGHTS

Virginia Portfolio

	For the Years Ended December 31,
	2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$11.05	$11.13	$10.49	$11.42	$11.46

Income (Loss) from Investment Operations:
Net Investment Income	0.46	0.49	0.50	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments	0.54	(0.08)	0.64	(0.91)	0.12

Total from Investment Operations	1.00	0.41	1.14	(0.41)	0.64

Distributions to Shareholders:
From Net Investment Income	(0.46)	(0.49)	(0.50)	(0.50)	(0.52)
From Net Realized Gain	—	—	—	(0.02)	(0.16)

Total Distributions to Shareholders	(0.46)	(0.49)	(0.50)	(0.52)	(0.68)

Net Increase (Decrease) in Net Asset Value	0.54	(0.08)	0.64	(0.93)	(0.04)

Net Asset Value - End of Year	$11.59	$11.05	$11.13	$10.49	$11.42

Total Investment Return	9.25%	3.67%	11.15%	(3.75)%	5.64%

Ratios to Average Net Assets:
Expenses	0.92%	0.92%	0.92%	0.93%	0.93%
Net Investment Income	4.09%	4.35%	4.67%	4.51%	4.48%

Supplementary Data:
Portfolio Turnover Rate	19%	22%	8%	26%	25%
Net Assets at End of Year (in thousands)	$32,373	$30,229	$28,898	$28,926	$34,543
Number of Shares Outstanding at End of Year (in thousands)	2,794	2,735	2,597	2,757	3,024
See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

FINANCIAL HIGHLIGHTS

Maryland Portfolio

	For the Years Ended December 31,
	2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$10.93	$10.93	$10.55	$11.23	$11.10

Income from Investment Operations:
Net Investment Income	0.47	0.49	0.51	0.50	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.39	0.00 *	0.38	(0.68)	0.13

Total from Investment Operations	0.86	0.49	0.89	(0.18)	0.64

Distributions to Shareholders:
From Net Investment Income	(0.47)	(0.49)	(0.51)	(0.50)	(0.51)
From Net Realized Gain	(0.01)	—	—	—	—

Total Distributions to Shareholders	(0.48)	(0.49)	(0.51)	(0.50)	(0.51)

Net Increase (Decrease) in Net Asset Value	0.38	—	0.38	(0.68)	0.13

Net Asset Value - End of Year	$11.31	$10.93	$10.93	$10.55	$11.23

Total Investment Return	8.01%	4.50%	8.64%	(1.63)%	5.90%

Ratios to Average Net Assets:
Expenses	0.92%	0.93%	0.93%	0.93%	0.93%
Net Investment Income	4.25%	4.43%	4.76%	4.59%	4.58%

Supplementary Data:
Portfolio Turnover Rate	17%	17%	7%	12%	5%
Net Assets at End of Year (in thousands)	$42,314	$39,957	$39,500	$42,132	$45,827
Number of Shares Outstanding at End of Year (in thousands)	3,743	3,656	3,613	3,993	4,079

*	The per share data realized and unrealized loss is less than $0.01

See Notes to Financial Statements.

FBR FUND FOR TAX-FREE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

1.  SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Tax-Free Investors, Inc. (the “Fund”), formerly Fund for Tax-Free Investors, Inc., is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 2002 there were 200,000,000 shares of $0.001 par value capital stock authorized. When preparing the Fund’s financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies which the Fund consistently follows:

(a)	Investment transactions are recorded on the date the transactions are entered into (the trade date). Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by an independent pricing service. Securities for which market quotations are not readily available are valued using the policies and procedures set forth by the Adviser as approved by the Board of Directors or at the direction of the Directors.

(b)	Investment income is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(c)	Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

(d)	The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the “Adviser”), a subsidiary of FBR National Bank & Trust, (the “Administrator”), under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 2002. The Adviser and Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

On September 4, 2001, the Adviser retained Asset Management, Inc. (“AMI”) to serve as the Fund’s investment sub-adviser. The Adviser pays AMI a fee at an annual rate of 0.22% on average daily net assets up to $24 million, and 0.25% on average daily net assets greater than $24 million for the Money Market Portfolio. For the Virginia Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $30 million, and 0.3125% on average daily net assets greater than $30 million. For the Maryland Portfolio, AMI receives a fee at an annual rate of 0.22% on average daily net assets up to $39 million, and 0.3125% on average daily net assets greater than $39 million.

The Administrator provides administrative, transfer agency and custodial services to the Fund and pays the operating expenses (not including extraordinary legal fees, marketing costs, outside of routine shareholder communications and interest costs) of the Fund. Effective November 1, 2002, for these services, the Administrator receives a fee at an annual rate based on each Portfolio’s net assets as follows: greater of 0.30% or $60,000 on the average daily net assets less than or equal to $100 million, or 0.25% on the average daily net assets greater than $100 million. Prior to November 1, 2002, the Administrator received 0.25% on the average daily net assets for the Money Market Portfolio and 0.30% on the average daily net assets for the Virginia and Maryland Portfolios.

Pursuant to a Distribution Agreement dated September 4, 2001, the Board of Directors of the Fund appointed FBR Investment Services, Inc. (“FBRIS”) as the distributor to the Fund. FBRIS is an affiliate of the Adviser and Administrator, and serves as principal underwriter and distributor of the Fund’s shares.

3.  BORROWING AGREEMENT

The Fund has a credit agreement with Custodial Trust Company. Borrowings pursuant to the credit facility are subject to interest at the overdraft Federal Funds rate. This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at December 31, 2002.

4.  SECURITIES TRANSACTIONS

For the year ended December 31, 2002, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

	Virginia Portfolio	Maryland Portfolio
Purchases	$6,972,031	$8,383,935

Sales	$5,864,879	$7,050,229

5.  NET UNREALIZED APPRECIATION OF INVESTMENTS

As of December 31, 2002, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,274,374 of which $2,274,917 related to appreciated investments and $543 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,810,251 of which $2,811,426 related to appreciated investments and $1,175 related to depreciated investments.

6.  TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

	Ordinary Income		Long-Term Capital Gains
	Dollar Amount	Per share Amount	Dollar Amount	Per share Amount

Tax Components of Distributions to Shareholders:

Money Market Portfolio
For the Year Ended December 31, 2002	$197,481	$0.0093	—	$—
For the Year Ended December 31, 2001	477,137	0.0211	—	—

Virginia Portfolio
For the Year Ended December 31, 2002	1,270,546	0.4646	—	—
For the Year Ended December 31, 2001	1,300,858	0.4852	—	—

Maryland Portfolio
For the Year Ended December 31, 2002	1,758,533	0.4746	20,055	0.0054
For the Year Ended December 31, 2001	1,752,540	0.4862	—	—

At December 31, 2002, components of distributable earnings on a tax basis are as follows:

	Capital Loss Carryforwards	Unrealized Appreciation/ Depreciation
Money Market Portfolio	$—	$—
Virginia Portfolio	(85,714)	2,274,374
Maryland Portfolio	(9,476)	2,810,251

The capital loss carryforwards listed above may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration, which is December 31, 2008 for the Virginia Portfolio, and December 31, 2010 of the Maryland Portfolio.

See Notes to Financial Statements.

FUND FOR TAX-FREE INVESTORS, INC.

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Directors of

FBR Fund for Tax-Free Investors, Inc.

We have audited the accompanying statement of net assets of the FBR Fund for Tax-Free Investors, Inc. (the Fund) (including the Money Market, Virginia and Maryland Portfolios) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Virginia and Maryland Portfolios of the FBR Fund for Tax-Free Investors, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Baltimore, MD

January 23, 2003

FBR FUND FOR TAX-FREE INVESTORS, INC.

Supplemental Information

(unaudited)

Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling 800.343.3355.

Name, Age Address Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Webb C. Hayes, IV*, 54 1001 19th Street North Arlington, VA 22209 Chairman, President, Treasurer and Director	Chairman, President, Treasurer and Director since 2001	5

Senior Managing Director and head of the Private Client Group, Friedman, Billings, Ramsey & Co., Inc. since 1999. Vice Chairman, United Bank 1997-1999. President and CEO, George Mason Bank, NA 1995-1997.

				Chairman and Director of FBR National Bank & Trust

Mitchell A. Johnson, 60 4922 Fairmont Avenue Bethesda, MD 20814 Director	Director since 2001	5	President, MAJ Capital Management, Inc. since 1994.	None

Michael A. Willner, 46 4922 Fairmont Avenue Bethesda, MD 20814 Director	Director since 2000	12	CEO AlphaGrip, Inc. since 2001; President, News Traders, Inc. 1996-2000.	None

F. David Fowler, 69 4922 Fairmont Avenue Bethesda, MD 20814 Director	Director since 2000	12	Retired, 1997; Dean, The George Washington University School of Business and Public Management, 1992-1997.	MicroStrategy

Louis T. Donatelli, 69 4922 Fairmont Avenue Bethesda, MD 20814 Director	Director since 2000	12	Chairman, Donatelli and Klein, Inc. since 2001 (President 1973-2001). Chairman, First Potomac Realty Investment Trust since 1997.	None

Susan L. Silva*, 35, 4922 Fairmont Avenue Bethesda, MD 20814 Vice President and Controller	Vice President and Controller since 2002	12	Vice President, FBR National Bank & Trust since 2002. Manager, Fund Accounting, FBR National Bank & Trust, since 2000. Manager, Fund Accounting, Legg Mason Wood Walker 1996-1999.	None

Dennis D. Delaney*, 32 4922 Fairmont Avenue Bethesda, MD 20814 Secretary	Secretary since 2002	12	Employee, FBR National Bank & Trust since 2002; Fund Administration Supervisor/Senior Fund Accountant, Rydex Fund Services, Inc., 2000-2002; Trading Support Analyst, Koch Industries, 1997-2000.	None

*Interested	person

Each Director will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

FBR FUNDS
4922 FAIRMONT AVENUE
BETHESDA, MARYLAND 20814
800.622.1386
www.fbr.com/funds/

Investment Adviser
MONEY MANAGEMENT ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
4922 FAIRMONT AVENUE
BETHESDA, MARYLAND 20814

Administrator, Custodian, and Transfer Agent
FBR NATIONAL BANK & TRUST
4922 FAIRMONT AVENUE
BETHESDA, MARYLAND 20814

Independent Public Accountants
DELOITTE & TOUCHE, LLP
100 SOUTH CHARLES STREET
BALTIMORE, MARYLAND 21201

This report is not authorized
for distribution to prospective
investors unless it is preceded or
accompanied by a current prospectus.

FRIEDMAN BILLINGS RAMSEY

FBR Fund for Tax-Free Investors, Inc.

Annual Report
December 31, 2002